united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Fair Value

	COMMON STOCK - 76.1%
	BANKS - 2.5%
5,560	Goldman Sachs Group, Inc.		$ 1,277,243

	BIOTECHNOLOGY - 4.1%
17,800	Cambrex Corp. * ^		979,890
9,000	Celgene Corp. *		1,119,870
			2,099,760
	BUILDING MATERIALS - 1.1%
22,000	Summit Materials, Inc. *		543,620

	CHEMICALS - 2.6%
13,500	Eastman Chemical Co.		1,090,800
9,000	Mosaic Co.		262,620
			1,353,420
	COMMERCIAL SERVICES - 6.3%
11,800	CDK Global, Inc.		767,118
17,500	HealthEquity, Inc. (b) *		742,875
6,500	United Rentals, Inc. (b) *		812,825
14,000	Vantiv, Inc. * ^		897,680
			3,220,498
	COMPUTERS - 1.9%
42,000	Barracuda Networks, Inc. *		970,620

	DIVERSIFIED FINANCIAL SERVICES - 6.5%
30,500	Charles Schwab Corp.		1,244,705
20,000	Intercontinental Exchange, Inc.		1,197,400
10,000	Visa, Inc. ^		888,700
			3,330,805
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
15,000	Emerson Electric Co.		897,900
3,000	Universal Display Corp.		258,300
			1,156,200
	ELECTRONICS - 3.0%
2,500	Applied Optoelectronics, Inc. *		140,375
8,000	Itron, Inc. *		485,600
56,000	TTM Technologies, Inc. *		903,280
			1,529,255
	INSURANCE - 3.3%
29,000	Essent Group, Ltd. *		1,048,930
7,800	Primerica, Inc.		641,160
			1,690,090
	INTERNET - 13.5%
1,800	Alphabet, Inc. * ^		1,526,040
1,700	Amazon.com, Inc. *		1,507,118
50,000	Baozun, Inc. (ADR) *		747,000
10,000	Facebook, Inc. (b) * ^		1,420,500
500	Priceline Group, Inc. *		889,985
15,000	Weibo Corp. (ADR) *		782,700
			6,873,343

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares			Fair Value
	MACHINERY-DIVERSIFIED - 4.7%
5,700	Deere & Co.		$ 620,502
19,500	Flowserve Corp.		944,190
7,000	Nordson Corp. (b)		859,880
			2,424,572
	MISCELLANEOUS MANUFACTURING - 5.4%
35,000	Fabrinet * ^		1,471,050
14,500	John Bean Technologies Corp. (b)		1,275,275
			2,746,325
	OIL & GAS - 2.9%
7,000	Diamondback Energy, Inc. *		726,005
15,500	Halliburton Co.		762,755
			1,488,760
	PRIVATE EQUITY - 2.0%
43,000	Apollo Global Management LLC		1,045,760

	RETAIL - 2.0%
3,500	Ulta Beauty, Inc. * ^		998,305

	SEMICONDUCTORS - 6.8%
24,000	MaxLinear, Inc. *		673,200
7,000	Microchip Technology, Inc.		516,460
8,500	NVIDIA Corp.		925,905
8,000	Skyworks Solutions, Inc.		783,840
35,000	Ultra Clean Holdings, Inc.*		590,450
			3,489,855
	SOFTWARE - 4.4%
15,000	Ebix, Inc. ^		918,750
8,000	Electronic Arts, Inc. * ^		716,160
12,000	Veeva Systems, Inc. *		615,360
			2,250,270
	TELECOMMUNICATIONS - 0.8%
7,000	Acacia Communications, Inc. *		410,340

	TOTAL COMMON STOCK (Cost $33,574,562)		38,899,041
Contracts
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.1% **
150	iShares Russell 2000 ETF
	Expiration May 2017, Exercise Price $130.00 *		13,800
75	iShares Russel 2000 ETF
	Expiration April 2017, Exercise Price $135.00 *		6,750
700	PowerShares QQQ Trust Series 1
	Expiration April 2017, Exercise Price $122.00 *		4,200
300	SPDR S&P500 ETF Trust
	Expiration April 2017, Exercise Price $230.00 *		17,100
	TOTAL PUT OPTIONS PURCHASED (Cost $245,677)		41,850

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares			Fair Value
	MONEY MARKET FUNDS - 28.7%
14,649,726	MUFG Institutional Trust Deposit Account, 0.45% ***		$ 14,649,726
	(Cost $14,649,726)

	TOTAL INVESTMENTS IN LONG SECURITIES (Cost $48,469,965) (a) - 104.9%		$ 53,590,617
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $117,408) (a) - (0.1)%		(63,750)
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,813,093) (a) - (5.8)%		(2,928,162)
	OTHER ASSETS LESS LIABILITIES - 1.0%		505,344
	NET ASSETS - 100.0%		$ 51,104,049

Contracts			Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1)% **
100	Facebook, Inc.
	Expiration April 2017, Exercise Price $140.00 *		$ 28,000
120	HealthyEquity, Inc.
	Expiration April 2017, Exercise Price $45.00 *		6,600
60	John Bean Technologies Corp.
	Expiration April 2017, Exercise Price $90.00 *		8,100
20	Nordson Corp.
	Expiration April 2017, Exercise Price $125.00 *		3,050
60	United Rentals, Inc.
	Expiration April 2017, Exercise Price $130.00 *		18,000
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $117,408)		63,750
Shares
	SECURITIES SOLD SHORT - (5.8)% *
	COMMON STOCK - (2.0)%
	RETAIL - (2.0) %
5,000	Dick's Sporting Goods, Inc.		243,300
14,000	Nu Skin Enterprises, Inc.		777,560
	TOTAL COMMON STOCK (Proceeds $928,229)		1,020,860

	EXCHANGE TRADED FUNDS - (3.8)%
	EQUITY FUNDS - (3.8)%
6,500	iShares Russell 2000 ETF		893,620
4,300	SPDR S&P500 ETF Trust		1,013,682
	TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,884,864)		1,907,302

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,813,093)		$ 2,928,162

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
LLC - Limited Liabilitiy Company

* Non-Income producing security.
** Each Option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.
*** Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
^ All or part of these securities were held as collateral for call options written and securities sold short as of March 31, 2017. Total collateral for call options written and securities sold short is $6,616,747.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes including call options written and securities sold short is $45,890,339 and differs from fair value by unrealized appreciation (depreciation) of securities as follows:
(b) Subject to call options written.

		Unrealized Appreciation:	$ 5,103,584
		Unrealized Depreciation:	(395,218)
		Net Unrealized Appreciation:	$ 4,708,366

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 38,899,041	$ -	$ -	$ 38,899,041
Put Options Purchased	41,850	-	-	41,850
Short Term Investment	-	14,649,726	-	14,649,726
Total	$ 38,940,891	$ 14,649,726	$ -	$ 53,590,617

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ 52,600	$ 11,150	$ -	$ 63,750
Securities Sold Short	2,928,162		-	2,928,162
Total	$ 2,980,762	$ 11,150	$ -	$ 2,991,912

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds - The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.
ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Option Transactions - The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is a minimal counterparty risk to the Fund since these options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of option contracts written and the premiums received by the Fund for the period ended March 31, 2017, were as follows:

Options Written		Contracts	Received
Options outstanding December 31, 2016		240	$ 85,907
Options Written		2,907	694,542
Options closed		(2,290)	(522,853)
Options expired		(320)	(111,698)
Options exercised		(177)	(28,490)
Options outstanding March 31, 2017		360	$ 117,408

During the period ended March 31, 2017, the Fund's realized gain and unrealized depreciation on option contracts subject to equity price risk amounted to $79,024 and $150,169, respectively, and serve as an indicator of the volume of derivative activity for the Fund during the period.

Underlying Investment in other Investment Companies -

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the MUFG Institutional Trust Deposit Account. The Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of this security. As of March 31, 2017, the percentage of the Fund’s net assets invested in the MUFG Institutional Trust Deposit Account was 28.7%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 5/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 5/23/2017